Note 34 - Income Taxes - Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense)
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3 % for previous year (year n-1) and the year before previous year (year n-2))		€ 1,705	€ 1,101	€ 314
Foreign rate differential		(115)	(89)	(39)
Tax-exempt gains on securities and other income		(217)	(183)	(181)
Loss (income) on equity method investments		(12)	(11)	(18)
Nondeductible expenses		429	287	293
Impairments of goodwill		0	1	0
Changes in recognition and measurement of deferred tax assets	[1]	(1,891)	(227)	96
Effect of changes in tax law and/or tax rate		(19)	(26)	(11)
Effect related to share-based payments		(5)	1	(29)
Other	[1]	18	69	(34)
Actual income tax expense (benefit)		€ (107)	€ 923	€ 391

[1]	Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.